Components of Income before (Provision) benefit for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Domestic	$ 20,047	$ 27,639	$ 12,992
Foreign	939	601	2,278
Income Before Provision For Income Taxes	$ 20,986	$ 28,240	$ 15,270